FINANCIAL INSTRUMENTS (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	$ 1,052,678	$ 756,534
Trade and other non-current payables	77,637	61,517
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	343,616	298,735
Non-current portion of non-current borrowings	1,271,508	994,300
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current bonds issued and current portion of non-current bonds issued	520,685	235,303
Non-current portion of non-current bonds issued	8,908,151	7,306,706
Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	112,137	85,723
Trade and other non-current payables	$ 1,682,398	$ 1,132,446
Property Plant And Equipment One [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85,805,200-9
Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Trade and other current payables	$ 2,988	$ 407
Trade and other non-current payables	$ 7,068	$ 255
Property Plant And Equipment Two [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85,805,200-9
Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	Chilean pesos	U.F.
Trade and other current payables	$ 284	$ 607
Trade and other non-current payables	$ 117	$ 7,291
Property Plant And Equipment Three [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85,805,200-9
Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.S. dollar
Trade and other current payables	$ 709	$ 240
Trade and other non-current payables	$ 4,154	$ 720
Property Plant And Equipment Four [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85,805,200-9
Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.S. dollar	U.F.
Trade and other current payables	$ 231	$ 2,741
Trade and other non-current payables	$ 479	$ 9,030
Property Plant And Equipment Five [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85,805,200-9
Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	Chilean pesos
Trade and other current payables	$ 546	$ 356
Trade and other non-current payables	$ 2,018	$ 675
Property Plant And Equipment Six [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Arauco Argentina S.A.
Description of functional currency	Chilean pesos	U.S. dollar
Short-term Debt		$ 38
Non-current portion of non-current borrowings		$ 0
Trade and other current payables	$ 352
Trade and other non-current payables	$ 0
Property Plant And Equipment Seven [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85,805,200-9
Name of subsidiary	Forestal Arauco S.A.	Arauco Argentina S.A.
Description of functional currency	U.F.	U.S. dollar
Short-term Debt		$ 784
Non-current portion of non-current borrowings		$ 6,801
Trade and other current payables	$ 415
Trade and other non-current payables	$ 2,343
Property Plant And Equipment Eight [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt		$ 498
Non-current portion of non-current borrowings		$ 165
Trade and other current payables	$ 717
Trade and other non-current payables	$ 636
Property Plant And Equipment Nine [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina S.A.	Novo Oeste Gestão de Ativos Florestais S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt		$ 3
Non-current portion of non-current borrowings		$ 2
Trade and other current payables	$ 587
Trade and other non-current payables	$ 6,215
Property Plant And Equipment Ten [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Industria de Paineis S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt		$ 39
Non-current portion of non-current borrowings		$ 55
Trade and other current payables	$ 1,086
Trade and other non-current payables	$ 2,794
Property Plant And Equipment Eleven [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Novo Oeste Gestão de Ativos Florestais S.A.	Arauco do Brasil S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 179
Non-current portion of non-current borrowings		$ 0
Trade and other current payables	$ 3
Trade and other non-current payables	$ 0
Property Plant And Equipment Twelve [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco do Brasil S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 107
Non-current portion of non-current borrowings		$ 327
Trade and other current payables	$ 33
Trade and other non-current payables	$ 28
Property Plant And Equipment Thirteen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco do Brasil S.A.	Arauco Celulose do Brasil S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 33,010
Non-current portion of non-current borrowings		$ 872,474
Trade and other current payables	$ 124
Trade and other non-current payables	$ 281
Property Plant And Equipment Fourteen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Celulose do Brasil S.A.	Arauco Celulose do Brasil S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 151
Non-current portion of non-current borrowings		$ 393
Trade and other current payables	$ 62,145
Trade and other non-current payables	$ 1,431,349
Property Plant And Equipment Fifteen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Celulose do Brasil S.A.	Arauco Celulose do Brasil S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 75
Non-current portion of non-current borrowings		$ 85
Trade and other current payables	$ 270
Trade and other non-current payables	$ 628
Property Plant And Equipment Sixteen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Celulose do Brasil S.A.	Mahal Empreendimentos e Participações S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 2,186
Non-current portion of non-current borrowings		$ 26,232
Trade and other current payables	$ 182
Trade and other non-current payables	$ 106
Property Plant And Equipment Seventeen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Mahal Empreendimentos e Participações S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt		$ 3
Non-current portion of non-current borrowings		$ 2
Trade and other current payables	$ 2,471
Trade and other non-current payables	$ 27,160
Property Plant And Equipment Eighteen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	Brazilian real	U.F.
Trade and other current payables	$ 3	$ 1,593
Trade and other non-current payables	$ 0	$ 4,785
Property Plant And Equipment Nineteen [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Trade and other current payables	$ 1,812	$ 83
Trade and other non-current payables	$ 3,624	$ 25
Property Plant And Equipment Twenty [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.S. dollar
Trade and other current payables	$ 34	$ 4,025
Trade and other non-current payables	$ 0	$ 68,625
Property Plant And Equipment Twenty One [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	Chilean pesos
Trade and other current payables	$ 150	$ 10,059
Trade and other non-current payables	$ 0	$ 10,299
Property Plant And Equipment Twenty Two [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Trade and other current payables	$ 4,565	$ 1,732
Trade and other non-current payables	$ 70,771	$ 5,705
Property Plant And Equipment Twenty Three [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco North America, Inc.
Description of functional currency	Chilean pesos	U.S. dollar
Short-term Debt		$ 263
Non-current portion of non-current borrowings		$ 6,367
Trade and other current payables	$ 4,029
Trade and other non-current payables	$ 7,105
Property Plant And Equipment Twenty Four [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco North America, Inc.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt		$ 1,894
Non-current portion of non-current borrowings		$ 776
Trade and other current payables	$ 1,732
Trade and other non-current payables	$ 3,974
Property Plant And Equipment Twenty Five [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco North America, Inc.	Arauco Canada Limited
Description of functional currency	U.S. dollar	Canadian dollar
Short-term Debt		$ 1,020
Non-current portion of non-current borrowings		$ 54
Trade and other current payables	$ 786
Trade and other non-current payables	$ 5,020
Property Plant And Equipment Twenty Six [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco North America, Inc.	Celulosa y Energía Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt		$ 959
Non-current portion of non-current borrowings		$ 8,613
Trade and other current payables	$ 2,301
Trade and other non-current payables	$ 3,592
Property Plant And Equipment Twenty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Canada Limited	Eufores S.A.
Description of functional currency	Canadian dollar	U.S. dollar
Short-term Debt		$ 4,269
Non-current portion of non-current borrowings		$ 55,998
Trade and other current payables	$ 360
Trade and other non-current payables	$ 283
Property Plant And Equipment Twenty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt		$ 1,223
Non-current portion of non-current borrowings		$ 2,444
Trade and other current payables	$ 640
Trade and other non-current payables	$ 7,973
Property Plant And Equipment Twenty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt		$ 370
Non-current portion of non-current borrowings		$ 1,139
Trade and other current payables	$ 4,708
Trade and other non-current payables	$ 54,838
Property Plant And Equipment Thirty [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		96.510.970-6
Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.	Maderas Arauco S.A.
Description of functional currency	U.S. dollar	Chilean pesos
Trade and other current payables	$ 1,223	$ 15,028
Trade and other non-current payables	$ 1,222	$ 40,034
Property Plant And Equipment Thirty One [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		96.510.970-6
Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.	Maderas Arauco S.A.
Description of functional currency	U.S. dollar	U.F.
Trade and other current payables	$ 206	$ 5
Trade and other non-current payables	$ 817	$ 3
Property Plant And Equipment Thirty Two [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		76.879.577-0
Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96,510,970-6
Name of subsidiary	Maderas Arauco S.A.	E2E SpA.
Description of functional currency	Chilean pesos	Chilean pesos
Trade and other current payables	$ 13,068	$ 215
Trade and other non-current payables	$ 28,973	$ 0
Property Plant And Equipment Thirty Three [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96,510,970-6
Name of subsidiary	Maderas Arauco S.A.	Tecverde S.A.
Description of functional currency	U.F.	Brazilian real
Short-term Debt		$ 0
Non-current portion of non-current borrowings		$ 10
Trade and other current payables	$ 4
Trade and other non-current payables	$ 0
Property Plant And Equipment Thirty Four [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	76,879,577-0
Name of subsidiary	E2E SpA.	Arauco Europe Cooperatief U.A.
Description of functional currency	Chilean pesos	Euros
Short-term Debt		$ 40
Non-current portion of non-current borrowings		$ 39
Trade and other current payables	$ 36
Trade and other non-current payables	$ 0
Property Plant And Equipment Thirty Five [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Europe Cooperatief U.A.	Arauco Europe Cooperatief U.A.
Description of functional currency	Euros	Euros
Trade and other current payables	$ 34	$ 78
Trade and other non-current payables	$ 12	$ 317
Property Plant And Equipment Thirty Six [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Europe Cooperatief U.A.	Araucomex S.A. de C.V.
Description of functional currency	Euros	Mexican pesos
Trade and other current payables	$ 93	$ 543
Trade and other non-current payables	$ 259	$ 466
Property Plant And Equipment Thirty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex S.A. de C.V.	Araucomex S.A. de C.V.
Description of functional currency	Mexican pesos	U.S. dollar
Trade and other current payables	$ 323	$ 150
Trade and other non-current payables	$ 349	$ 503
Property Plant And Equipment Thirty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex S.A. de C.V.	Arauco Industria de México, S.A. de C.V.
Description of functional currency	U.S. dollar	Mexican pesos
Trade and other current payables	$ 2,047	$ 85
Trade and other non-current payables	$ 7,027	$ 100
Property Plant And Equipment Thirty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Arauco Industria de México, S.A. de C.V.
Description of functional currency	Mexican pesos	U.S. dollar
Trade and other current payables	$ 140	$ 661
Trade and other non-current payables	$ 247	$ 1,637
Property Plant And Equipment Forty [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Arauco Industria de México, S.A. de C.V.
Description of functional currency	U.S. dollar	Mexican pesos
Trade and other current payables	$ 700	$ 4
Trade and other non-current payables	$ 936	$ 0
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 1,576	$ 19,577
Non-current portion of non-current borrowings	$ 85,432	$ 293,504
Borrowings, interest rate	5.09%	7.05%
Borrowings, Nominal interest rate	1.30%	1.75%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	Euros
Short-term Debt	$ 2,296	$ 71,045
Non-current portion of non-current borrowings	$ 113,911	$ 276,988
Borrowings, interest rate	5.20%	1.10%
Borrowings, Nominal interest rate	1.15%	1.06%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	-
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Tecverde S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 1,576	$ 92
Non-current portion of non-current borrowings	$ 85,432	$ 69
Borrowings, interest rate	5.08%	5.22%
Borrowings, Nominal interest rate	1.30%	5.10%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	-
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Tecverde S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 2,142	$ 0
Non-current portion of non-current borrowings	$ 106,317	$ 2,899
Borrowings, interest rate	5.21%	14.19%
Borrowings, Nominal interest rate	1.15%	2.66%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	-
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 5,446	$ 7,663
Non-current portion of non-current borrowings	$ 326,029	$ 0
Borrowings, interest rate	4.85%	4.38%
Borrowings, Nominal interest rate	0.80%	4.38%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	-
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	Euros	U.S. dollar
Short-term Debt	$ 79,770	$ 7,621
Non-current portion of non-current borrowings	$ 234,395	$ 0
Borrowings, interest rate	1.06%	4.28%
Borrowings, Nominal interest rate	1.06%	4.28%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Tecverde S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 92	$ 9,711
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.22%	4.50%
Borrowings, Nominal interest rate	5.10%	4.50%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Tecverde S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 3,535	$ 28,097
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	17.66%	4.38%
Borrowings, Nominal interest rate	2.66%	4.38%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco do Brasil S.A.	Stora Enso Uruguay S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 1,839	$ 2,554
Non-current portion of non-current borrowings	$ 3,747	$ 0
Borrowings, interest rate	16.30%	4.38%
Borrowings, Nominal interest rate	1.40%	4.38%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco do Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 12,186	$ 12,257
Non-current portion of non-current borrowings	$ 24,901	$ 0
Borrowings, interest rate	16.30%	4.50%
Borrowings, Nominal interest rate	1.40%	4.50%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco do Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 6,979	$ 11,178
Non-current portion of non-current borrowings	$ 59,293	$ 0
Borrowings, interest rate	15.85%	4.28%
Borrowings, Nominal interest rate	0.95%	4.28%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Celulose do Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 68,660	$ 33,229
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	16.52%	4.50%
Borrowings, Nominal interest rate	1.62%	4.50%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Celulose do Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 18,770	$ 5,109
Non-current portion of non-current borrowings	$ 16,330	$ 0
Borrowings, interest rate	16.46%	4.66%
Borrowings, Nominal interest rate	1.56%	4.66%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Celulose do Brasil S.A.	Arauco do Brasil S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt	$ 10,139	$ 54
Non-current portion of non-current borrowings	$ 0	$ 431
Borrowings, interest rate	16.45%	13.90%
Borrowings, Nominal interest rate	1.55%	1.75%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco North America, Inc.	Arauco do Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 11,506	$ 1,654
Non-current portion of non-current borrowings	$ 215,721	$ 4,769
Borrowings, interest rate	5.39%	13.55%
Borrowings, Nominal interest rate	1.55%	1.40%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco do Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 5,094	$ 11,093
Non-current portion of non-current borrowings	$ 0	$ 31,676
Borrowings, interest rate	3.80%	13.55%
Borrowings, Nominal interest rate	3.80%	1.40%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco do Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 39,192	$ 5,023
Non-current portion of non-current borrowings	$ 0	$ 55,774
Borrowings, interest rate	3.75%	13.10%
Borrowings, Nominal interest rate	3.75%	0.95%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Celulose do Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 10,178	$ 7,467
Non-current portion of non-current borrowings	$ 0	$ 60,315
Borrowings, interest rate	3.62%	13.77%
Borrowings, Nominal interest rate	3.62%	1.62%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Celulose do Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 9,166	$ 17,853
Non-current portion of non-current borrowings	$ 0	$ 30,512
Borrowings, interest rate	3.75%	13.71%
Borrowings, Nominal interest rate	3.75%	1.56%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Celulose do Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 22,931	$ 9,919
Non-current portion of non-current borrowings	$ 0	$ 8,871
Borrowings, interest rate	3.88%	13.70%
Borrowings, Nominal interest rate	3.88%	1.55%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Argentina S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 7,639	$ 351
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.85%	16.50%
Borrowings, Nominal interest rate	3.85%	16.50%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Stora Enso Uruguay S.A.	Arauco Argentina S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 2,545	$ 445
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.75%	15.65%
Borrowings, Nominal interest rate	3.75%	15.65%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Arauco Argentina S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 15,270	$ 674
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.75%	15.00%
Borrowings, Nominal interest rate	3.75%	15.00%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Arauco Argentina S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 5,089	$ 874
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.62%	15.00%
Borrowings, Nominal interest rate	3.62%	15.00%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 338
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		12.50%
Borrowings, Nominal interest rate		12.50%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 459
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		12.50%
Borrowings, Nominal interest rate		12.50%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 608
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		12.50%
Borrowings, Nominal interest rate		12.50%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 330
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		12.50%
Borrowings, Nominal interest rate		12.50%
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 329
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		12.50%
Borrowings, Nominal interest rate		12.50%
Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 451
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		12.50%
Borrowings, Nominal interest rate		12.50%
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 5,095
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		3.86%
Borrowings, Nominal interest rate		3.86%
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 5,086
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		3.50%
Borrowings, Nominal interest rate		3.50%
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 5,086
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		3.50%
Borrowings, Nominal interest rate		3.50%
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Argentina S.A.
Description of functional currency		U.S. dollar
Short-term Debt		$ 5,074
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		3.00%
Borrowings, Nominal interest rate		3.00%
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco North America, Inc.
Description of functional currency		U.S. dollar
Short-term Debt		$ 12,339
Non-current portion of non-current borrowings		$ 228,492
Borrowings, interest rate		5.80%
Borrowings, Nominal interest rate		1.55%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	4.25%
Borrowings, Nominal interest rate	4.21%	4.21%
Current bonds issued and current portion of non-current bonds issued	$ 22,940	$ 21,025
Non-current portion of non-current bonds issued	$ 63,819	$ 76,730
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.24%	4.25%
Borrowings, Nominal interest rate	4.21%	4.21%
Current bonds issued and current portion of non-current bonds issued	$ 9,176	$ 8,410
Non-current portion of non-current bonds issued	$ 25,528	$ 30,692
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.96%	4.00%
Borrowings, Nominal interest rate	3.96%	3.96%
Current bonds issued and current portion of non-current bonds issued	$ 25,112	$ 22,903
Non-current portion of non-current bonds issued	$ 134,191	$ 140,889
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.57%	3.60%
Borrowings, Nominal interest rate	3.57%	3.57%
Current bonds issued and current portion of non-current bonds issued	$ 7,777	$ 6,878
Non-current portion of non-current bonds issued	$ 284,066	$ 258,108
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.43%	2.40%
Borrowings, Nominal interest rate	2.39%	2.39%
Current bonds issued and current portion of non-current bonds issued	$ 223,161	$ 4,599
Non-current portion of non-current bonds issued	$ 0	$ 197,365
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.12%	2.10%
Borrowings, Nominal interest rate	2.09%	2.09%
Current bonds issued and current portion of non-current bonds issued	$ 2,732	$ 2,416
Non-current portion of non-current bonds issued	$ 136,240	$ 122,908
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.70%	2.70%
Borrowings, Nominal interest rate	2.68%	2.68%
Current bonds issued and current portion of non-current bonds issued	$ 6,430	$ 5,687
Non-current portion of non-current bonds issued	$ 349,070	$ 314,408
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.10%	3.10%
Borrowings, Nominal interest rate	3.08%	3.08%
Current bonds issued and current portion of non-current bonds issued	$ 2,682	$ 2,372
Non-current portion of non-current bonds issued	$ 100,594	$ 91,339
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.18%	3.20%
Borrowings, Nominal interest rate	3.17%	3.17%
Current bonds issued and current portion of non-current bonds issued	$ 6,920	$ 6,120
Non-current portion of non-current bonds issued	$ 328,679	$ 296,805
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.19%	3.20%
Borrowings, Nominal interest rate	3.17%	3.17%
Current bonds issued and current portion of non-current bonds issued	$ 6,920	$ 6,120
Non-current portion of non-current bonds issued	$ 349,438	$ 315,165
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.18%	3.20%
Borrowings, Nominal interest rate	3.17%	3.20%
Current bonds issued and current portion of non-current bonds issued	$ 1,384	$ 1,224
Non-current portion of non-current bonds issued	$ 48,092	$ 43,756
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.07%	3.10%
Borrowings, Nominal interest rate	3.08%	3.10%
Current bonds issued and current portion of non-current bonds issued	$ 12,070	$ 10,674
Non-current portion of non-current bonds issued	$ 609,584	$ 549,791
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.S. dollar
Borrowings, interest rate	3.94%	3.88%
Borrowings, Nominal interest rate	3.94%	3.88%
Current bonds issued and current portion of non-current bonds issued	$ 25,606	$ 19,375
Non-current portion of non-current bonds issued	$ 1,077,025	$ 538,750
Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	3.90%	5.50%
Borrowings, Nominal interest rate	3.88%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 19,375	$ 22,000
Non-current portion of non-current bonds issued	$ 519,375	$ 884,000
Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	5.50%	4.25%
Borrowings, Nominal interest rate	5.50%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 22,000	$ 21,250
Non-current portion of non-current bonds issued	$ 862,000	$ 574,375
Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	4.27%	5.50%
Borrowings, Nominal interest rate	4.25%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 21,250	$ 27,500
Non-current portion of non-current bonds issued	$ 553,125	$ 1,146,250
Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	5.51%	4.20%
Borrowings, Nominal interest rate	5.50%	4.20%
Current bonds issued and current portion of non-current bonds issued	$ 27,500	$ 21,000
Non-current portion of non-current bonds issued	$ 1,118,750	$ 594,500
Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	4.21%	5.15%
Borrowings, Nominal interest rate	4.20%	5.15%
Current bonds issued and current portion of non-current bonds issued	$ 21,000	$ 25,750
Non-current portion of non-current bonds issued	$ 573,500	1,130,875
Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar
Borrowings, interest rate	6.20%
Borrowings, Nominal interest rate	6.18%
Current bonds issued and current portion of non-current bonds issued	$ 30,900
Non-current portion of non-current bonds issued	$ 669,950
Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93,458,000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar
Borrowings, interest rate	5.16%
Borrowings, Nominal interest rate	5.15%
Current bonds issued and current portion of non-current bonds issued	$ 25,750
Non-current portion of non-current bonds issued	1,105,125
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	91,845	28,154
Trade and other current payables	1,012,436	752,410
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	102,652	32,498
Not later than three months [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	31,882	23,375
Not later than three months [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	25,075	20,838
Not later than three months [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	837	102
Not later than three months [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	69	607
Not later than three months [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	709	60
Not later than three months [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	57	840
Not later than three months [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	401	89
Not later than three months [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		38
Trade and other payables, undiscounted cash flows	349
Not later than three months [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		344
Trade and other payables, undiscounted cash flows	101
Not later than three months [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		210
Trade and other payables, undiscounted cash flows	182
Not later than three months [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1
Trade and other payables, undiscounted cash flows	147
Not later than three months [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		11
Trade and other payables, undiscounted cash flows	293
Not later than three months [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		45
Trade and other payables, undiscounted cash flows	1
Not later than three months [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		26
Trade and other payables, undiscounted cash flows	8
Not later than three months [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6,357
Trade and other payables, undiscounted cash flows	31
Not later than three months [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		41
Trade and other payables, undiscounted cash flows	9,621
Not later than three months [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		19
Trade and other payables, undiscounted cash flows	80
Not later than three months [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		904
Trade and other payables, undiscounted cash flows	50
Not later than three months [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1
Trade and other payables, undiscounted cash flows	951
Not later than three months [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1	398
Not later than three months [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	453	23
Not later than three months [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	15	1,006
Not later than three months [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	37	2,663
Not later than three months [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,141	433
Not later than three months [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		64
Trade and other payables, undiscounted cash flows	1,767
Not later than three months [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		527
Trade and other payables, undiscounted cash flows	433
Not later than three months [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		110
Trade and other payables, undiscounted cash flows	207
Not later than three months [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		240
Trade and other payables, undiscounted cash flows	608
Not later than three months [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,067
Trade and other payables, undiscounted cash flows	107
Not later than three months [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		306
Trade and other payables, undiscounted cash flows	160
Not later than three months [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		92
Trade and other payables, undiscounted cash flows	1,177
Not later than three months [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	306	3,771
Not later than three months [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	93	1
Not later than three months [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,738	54
Not later than three months [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2
Not later than three months [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		12
Trade and other payables, undiscounted cash flows	36
Not later than three months [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11	19
Not later than three months [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23	131
Not later than three months [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	153	36
Not later than three months [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	511	26
Not later than three months [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38	162
Not later than three months [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	171	2
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	21	0
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	951	0
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6,266	0
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,446	0
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	68,660	0
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17,555	0
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	26
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,753	836
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,656
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,394
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	3,613
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	16,028
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	351
Not later than three months [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	445
Not later than three months [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	674
Not later than three months [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	874
Not later than three months [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		338
Not later than three months [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		459
Not later than three months [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		330
Not later than three months [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		451
Not later than three months [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,507	0
Not later than three months [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	10,500
Not later than three months [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500	12,875
Not later than three months [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Not later than three months [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	219,854	220,673
Trade and other current payables	40,242	4,124
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	240,964	266,237
Later than three months and not later than one year [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	488,803	211,928
Later than three months and not later than one year [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	87,062	64,885
Later than three months and not later than one year [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,151	305
Later than three months and not later than one year [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	215	0
Later than three months and not later than one year [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	180
Later than three months and not later than one year [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	174	1,901
Later than three months and not later than one year [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	145	267
Later than three months and not later than one year [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	3
Later than three months and not later than one year [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		440
Trade and other payables, undiscounted cash flows	314
Later than three months and not later than one year [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		288
Trade and other payables, undiscounted cash flows	535
Later than three months and not later than one year [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Trade and other payables, undiscounted cash flows	440
Later than three months and not later than one year [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		28
Trade and other payables, undiscounted cash flows	793
Later than three months and not later than one year [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		134
Trade and other payables, undiscounted cash flows	2
Later than three months and not later than one year [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		81
Trade and other payables, undiscounted cash flows	25
Later than three months and not later than one year [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		26,653
Trade and other payables, undiscounted cash flows	93
Later than three months and not later than one year [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		110
Trade and other payables, undiscounted cash flows	52,524
Later than three months and not later than one year [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		56
Trade and other payables, undiscounted cash flows	190
Later than three months and not later than one year [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,282
Trade and other payables, undiscounted cash flows	132
Later than three months and not later than one year [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Trade and other payables, undiscounted cash flows	1,520
Later than three months and not later than one year [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	1,195
Later than three months and not later than one year [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,359	60
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19	3,019
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	113	7,396
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,424	1,299
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		199
Trade and other payables, undiscounted cash flows	2,262
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,367
Trade and other payables, undiscounted cash flows	1,299
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		910
Trade and other payables, undiscounted cash flows	579
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		719
Trade and other payables, undiscounted cash flows	1,693
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		3,202
Trade and other payables, undiscounted cash flows	253
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		917
Trade and other payables, undiscounted cash flows	480
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		278
Trade and other payables, undiscounted cash flows	3,531
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	917	11,257
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	113	4
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9,330	161
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		28
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23	59
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	70	412
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	170	114
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,536	59
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	102	499
Later than three months and not later than one year [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	529	2
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,576	19,577
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,296	71,045
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,576	69
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,142	0
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,446	7,663
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	79,770	7,621
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	71	9,711
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,535	28,097
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	888	2,554
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,920	12,257
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,533	11,178
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	33,229
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,215	5,109
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,139	28
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,753	818
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,094	5,437
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	39,192	2,629
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,178	3,854
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,166	1,825
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22,931	9,919
Later than three months and not later than one year [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,639	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,545	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	15,270	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,089	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		608
Later than three months and not later than one year [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		329
Later than three months and not later than one year [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,095
Later than three months and not later than one year [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,086
Later than three months and not later than one year [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,086
Later than three months and not later than one year [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,074
Later than three months and not later than one year [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		12,339
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,940	21,025
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,176	8,410
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,112	22,903
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	6,878
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	223,161	4,599
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,732	2,416
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,430	5,687
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,682	2,372
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,384	1,224
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,070	10,674
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	17,099	19,375
Later than three months and not later than one year [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,000
Later than three months and not later than one year [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,250
Later than three months and not later than one year [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	27,500
Later than three months and not later than one year [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	10,500
Later than three months and not later than one year [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500	12,875
Later than three months and not later than one year [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	30,900
Later than three months and not later than one year [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	362,777	481,863
Later than one year and not later than two years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	804,163	426,343
Later than one year and not later than two years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	105,218	97,768
Later than one year and not later than two years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,658	251
Later than one year and not later than two years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	117	384
Later than one year and not later than two years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	153	240
Later than one year and not later than two years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	237	2,740
Later than one year and not later than two years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	205	556
Later than one year and not later than two years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		626
Trade and other payables, undiscounted cash flows	465
Later than one year and not later than two years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		165
Trade and other payables, undiscounted cash flows	587
Later than one year and not later than two years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Trade and other payables, undiscounted cash flows	587
Later than one year and not later than two years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		55
Trade and other payables, undiscounted cash flows	919
Later than one year and not later than two years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		109
Trade and other payables, undiscounted cash flows	28
Later than one year and not later than two years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		44,174
Trade and other payables, undiscounted cash flows	125
Later than one year and not later than two years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		142
Trade and other payables, undiscounted cash flows	60,526
Later than one year and not later than two years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		62
Trade and other payables, undiscounted cash flows	218
Later than one year and not later than two years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,186
Trade and other payables, undiscounted cash flows	106
Later than one year and not later than two years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Trade and other payables, undiscounted cash flows	2,469
Later than one year and not later than two years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,595
Later than one year and not later than two years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,812	25
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,040
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,436
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,566	1,732
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		395
Trade and other payables, undiscounted cash flows	1,716
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		618
Trade and other payables, undiscounted cash flows	1,732
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		54
Trade and other payables, undiscounted cash flows	816
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		640
Trade and other payables, undiscounted cash flows	2,239
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6,682
Trade and other payables, undiscounted cash flows	262
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,222
Trade and other payables, undiscounted cash flows	640
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		209
Trade and other payables, undiscounted cash flows	6,786
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	23,120
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	151	3
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10,401	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		10
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		28
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12	80
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	95	280
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	332	140
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,181	64
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	112	701
Later than one year and not later than two years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	743	0
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,863	293,504
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,157	70,330
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,863	69
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,880	2,899
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,466	0
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	78,950	0
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,642	0
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,897	0
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,008	0
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,330	0
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	431
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	215,721	1,543
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	10,232
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,158
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	60,315
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	16,172
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,871
Later than one year and not later than two years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		12,339
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,106	20,288
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,843	8,115
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,327	22,209
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	6,878
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	197,365
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,732	2,416
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,430	5,687
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,682	2,372
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,384	1,224
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,070	10,674
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,197	19,375
Later than one year and not later than two years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	519,375	22,000
Later than one year and not later than two years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,250
Later than one year and not later than two years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	27,500
Later than one year and not later than two years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	21,000
Later than one year and not later than two years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	25,750
Later than one year and not later than two years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	30,900
Later than one year and not later than two years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	134,952	323,961
Later than two years and not later than three years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	424,424	727,252
Later than two years and not later than three years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	97,983	74,612
Later than two years and not later than three years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,519	4
Later than two years and not later than three years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	384
Later than two years and not later than three years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	273	240
Later than two years and not later than three years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	222	2,435
Later than two years and not later than three years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	200	119
Later than two years and not later than three years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		553
Trade and other payables, undiscounted cash flows	455
Later than two years and not later than three years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	49
Later than two years and not later than three years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	559
Later than two years and not later than three years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	900
Later than two years and not later than three years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		109
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		40,450
Trade and other payables, undiscounted cash flows	125
Later than two years and not later than three years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		110
Trade and other payables, undiscounted cash flows	60,574
Later than two years and not later than three years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		23
Trade and other payables, undiscounted cash flows	217
Later than two years and not later than three years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,186
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2,469
Later than two years and not later than three years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,595
Later than two years and not later than three years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,661	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,056
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	2,132
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,185	1,732
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		347
Trade and other payables, undiscounted cash flows	1,573
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		121
Trade and other payables, undiscounted cash flows	1,588
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	840
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		640
Trade and other payables, undiscounted cash flows	1,185
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6,187
Trade and other payables, undiscounted cash flows	21
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,222
Trade and other payables, undiscounted cash flows	640
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		159
Trade and other payables, undiscounted cash flows	6,479
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	8,624
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	151	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8,368	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		11
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	82
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	90	158
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17	157
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,344	33
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	86	743
Later than two years and not later than three years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	193	0
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,861	0
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,154	69,607
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,861	0
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,877	0
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,902	0
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	78,134	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,452	0
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,657	0
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,054	0
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,397
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,274
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	13,190
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	14,340
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		216,153
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,273	19,551
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,509	7,820
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,542	21,515
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	6,878
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	133,508	2,416
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,430	5,687
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,682	2,372
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,196	1,224
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,070	10,674
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,197	519,375
Later than two years and not later than three years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	22,000
Later than two years and not later than three years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,250
Later than two years and not later than three years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	27,500
Later than two years and not later than three years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	21,000
Later than two years and not later than three years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	25,750
Later than two years and not later than three years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	30,900
Later than two years and not later than three years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	192,664	98,251
Later than three years and not later than four years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	777,995	331,374
Later than three years and not later than four years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	94,406	71,493
Later than three years and not later than four years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,891	0
Later than three years and not later than four years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	384
Later than three years and not later than four years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	251	240
Later than three years and not later than four years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	20	2,435
Later than three years and not later than four years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	233	0
Later than three years and not later than four years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		553
Trade and other payables, undiscounted cash flows	525
Later than three years and not later than four years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	553
Later than three years and not later than four years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	900
Later than three years and not later than four years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		109
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		40,454
Trade and other payables, undiscounted cash flows	31
Later than three years and not later than four years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		106
Trade and other payables, undiscounted cash flows	61,418
Later than three years and not later than four years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	120
Later than three years and not later than four years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,187
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2,469
Later than three years and not later than four years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,595
Later than three years and not later than four years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	151	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,071
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	2,132
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,566	1,732
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		651
Trade and other payables, undiscounted cash flows	1,716
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		37
Trade and other payables, undiscounted cash flows	654
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	865
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		640
Trade and other payables, undiscounted cash flows	168
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,894
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	432
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		165
Trade and other payables, undiscounted cash flows	6,064
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	7,639
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	151	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8,798	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	84
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	74	14
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	175
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,307	3
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49	193
Later than three years and not later than four years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,532	0
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,140	68,888
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,532	0
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	25,331	0
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,587	0
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	77,311	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	653	0
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,347	0
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,231	0
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,255
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,352
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	19,756
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	20,440	18,814
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,176	7,526
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,758	20,821
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	6,878
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	118,076
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,430	5,687
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,682	2,372
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,850	10,786
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,070	10,674
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,197	0
Later than three years and not later than four years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	22,000
Later than three years and not later than four years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,250
Later than three years and not later than four years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	510,625	27,500
Later than three years and not later than four years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	21,000
Later than three years and not later than four years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	25,750
Later than three years and not later than four years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	30,900
Later than three years and not later than four years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	161,385	90,225
Later than four years and not later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	727,123	700,641
Later than four years and not later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	87,317	58,821
Later than four years and not later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	384
Later than four years and not later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	241	0
Later than four years and not later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,420
Later than four years and not later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,352	0
Later than four years and not later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		553
Trade and other payables, undiscounted cash flows	898
Later than four years and not later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	553
Later than four years and not later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	75
Later than four years and not later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		40,454
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		35
Trade and other payables, undiscounted cash flows	66,460
Later than four years and not later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	73
Later than four years and not later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,187
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2,469
Later than four years and not later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,086
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,599
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,566	509
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		729
Trade and other payables, undiscounted cash flows	2,100
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	891
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		432
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,496
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	432
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		170
Trade and other payables, undiscounted cash flows	5,455
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	651
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	151	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,406	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	71
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	14
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	31
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	195	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18,771	0
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	51,747	68,163
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18,771	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	48,297	0
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,799	0
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	574
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	3,818
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	17,670
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	18,077
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	7,231
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,973	20,127
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	6,878
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,430	5,687
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,682	2,372
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,920	6,120
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,504	10,480
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,070	10,674
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,197	0
Later than four years and not later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	22,000
Later than four years and not later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	510,625
Later than four years and not later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	27,500
Later than four years and not later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	21,000
Later than four years and not later than five years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	510,500	25,750
Later than four years and not later than five years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	30,900
Later than four years and not later than five years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	207,111	0
Trade and other non-current payables	7,491	4,971
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	419,730	0
Later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,174,446	5,121,096
Later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,297,474	829,752
Later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,755
Later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,236	0
Later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	28	0
Later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4,516
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	3,963
Later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		706,942
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	1,182,371
Later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		17,486
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	17,284
Later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	52,372
Later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	52,888	0
Later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4,245
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	1,608
Later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6,261
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		31,739
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	5,829
Later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		436
Trade and other payables, undiscounted cash flows	30,054
Later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	213	0
Later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	50,405	0
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	26,713	0
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	50,405	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,932	0
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	267,275	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	41,591	56,217
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	252,958	230,596
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	323,350	291,660
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	89,866	81,851
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	300,999	272,325
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	321,758	290,685
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,158	20,042
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	561,304	507,095
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	940,237	0
Later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	796,000
Later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	774,000	0
Later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	1,036,250
Later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,008,750	510,500
Later than five years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	$ 1,027,875
Later than five years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	546,350
Later than five years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	$ 1,002,125